PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2018
Prepayments for inventory	$—	$463
Prepayments for services	124,724	—
Prepaid rental	3,082	—
Others	6,326	2,476
Total	$134,132	$2,939

Prepayments for services are related to transportation fees, professional service fees and property management fees.